SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

17.      SHARE-BASED COMPENSATION

In March 2023, the Company completed a redomicile merger, pursuant to which CASI Delaware merged with and into CASI Cayman, with CASI Cayman surviving the merger as the surviving company and successor issuer. As a result, CASI Cayman succeeded CASI Delaware’s share compensation plans. CASI Delaware has adopted various share compensation plans for executive, management and staff of the Company, as well as outside directors and consultants.

On June 15, 2021, the 2021 Long-Term Incentive Plan (the “2021 Plan”) was approved by CASI Delaware’s shareholders. The maximum number of shares of common stock that are available for grants and awards equals to 2,000,000 shares of stock, which includes all remaining shares of common stock under the 2011 Plan. Currently, the 2021 Plan is administered by the Company’s compensation committee. As of December 31, 2023, a total of 95,732 shares remained available for grant under the Company’s 2021 Plan.

In addition, CASI Delaware also granted share options to Dr. He, its Chairman and CEO. On June 15, 2021, the Board approved a grant of share options to Dr. He which consists of 400,000 shares time-based and 400,000 shares performance-based share options.

On May 12, 2023, the board of directors of the Company adopted certain restated and amended 2011 Long-term Incentive Plan and restated and amended 2021 Long term Incentive Plan, pursuant to which the board of directors of the Company authorized certain downward adjustments to the exercise prices of 3,927,859 options held by 67 grantees (the “Modification”). The total incremental compensation as result of the Modification for the awards that are probable to vest was $3.5 million, among which $2.3 million was recognized immediately for vested options and the rest $1.2 million will be recognized through the remaining vesting period of each of the unvested awards. No incremental compensation was recorded for the awards that are not probable to vest.

The share-based compensation expenses are recorded as components of general and administrative expense, selling and marketing expense, and research and development expense, as follows:

	Year Ended December 31,
(In thousands)	2023	2022	2021
Research and development	$236	$624	$361
Sales and marketing	245	174	449
General and administrative	6,736	6,212	6,960
Total	$7,217	$7,010	$7,770

Compensation expense related to share options with service conditions is recognized over the requisite service period, which is generally the option vesting term of up to four years. Compensation expense related to share options with performance conditions are recognized when it is probable that the performance condition will be achieved. For the years ended December 31, 2023, 2022 and 2021, $1.8 million, $2.7 million and $2.3 million was expensed for share option awards with performance conditions that were probable during the year, respectively.

The Company uses the Black-Scholes-Merton valuation model to estimate the fair value of service based and performance-based share options granted to employees. Such model requires the input of highly subjective assumptions, and changes in the assumptions used can materially affect the grant date fair value of an award.

Expected Volatility—Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company uses the historical volatility based on the daily price observations of its ordinary share during the period immediately preceding the share-based award grant that is equal in length to the award’s expected term. The Company believes that historical volatility represents the best estimate of future long term volatility.

Risk-Free Interest Rate—This is the average interest rate consistent with the yield available on a U.S. Treasury note (with a term equal to the expected term of the underlying grants) at the date the option was granted.

Expected Term of Options—This is the period of time that the options granted are expected to remain outstanding. The Company uses a simplified method for estimating the expected term of service based awards granted. For performance based awards, the expected term is based on the derived service period.

Expected Dividend Yield—The Company has never declared or paid dividends on its ordinary share and does not anticipate paying any dividends in the foreseeable future. As such, the dividend yield percentage is assumed to be zero.

The weighted average grant date fair value is $1.90, $0.32, and $1.00 for the years ended December 31, 2023, 2022 and 2021 respectively. Following are the assumptions used in valuing the share options on grant dates during the years ended December 31, 2023, 2022 and 2021:

	Year Ended December 31,
	2023	2022	2021
Range of expected volatility	75.77% to 81.26%	76.64% to 78.51%	75.69% to 81.50%
Range of risk free interest rate	3.45% to 4.79%	1.98% to 2.71%	0.72% to1.38%
Weighted average expected option life (in years)	5.72	5.53	6.17
Expected dividend yield	0.00%	0.00%	0.00%

In terms of the Modification in 2023, the weighted average modification date fair value is $1.59. The assumptions used in valuing the modification date fair value include expected volatility (ranges from 74.55% to 94.08%), risk free interest rate (ranges from 3.45% to 5.79%), weighted average expected option life of 3.93 years and expected dividend yield of 0.00%.

A summary of the Company’s share option plans and changes in options outstanding under the plans during the years ended December 31, 2023, 2022 and 2021 is as follows:

		Weighted Average	Weighted Average Remaining
	Number of Options	Exercise Price	Contractual Term In Years	Aggregate Intrinsic Value
Outstanding at December 31, 2020	1,674,617	$27.1
Exercised	—	$—
Granted	1,793,951	$14.9
Expired	(38,700)	$45.6
Forfeited	(106,250)	$26.4
Outstanding at December 31, 2021	3,323,618	$20.4
Exercised	—	$—
Granted	199,061	$4.8
Expired	(93,250)	$19.7
Forfeited	(40,050)	$18.6
Outstanding at December 31, 2022	3,389,379	$19.5
Exercised	(56,668)	$1.9
Granted	844,561	$2.1
Expired	(72,178)	$17.3
Forfeited	(49,930)	$3.3
Outstanding at December 31, 2023	4,055,164	$2.2	6.56	20,573,979
Vested and expected to vest at December 31, 2023	3,563,764	$2.3	6.32	18,019,647
Exercisable at December 31, 2023	2,215,814	$2.4	5.13	11,119,868

The aggregate intrinsic value is calculated as the difference between (i) the closing price of the ordinary share at December 31, 2023 and (ii) the exercise price of the underlying awards, multiplied by the number of options that had an exercise price less than the closing price on the last trading day of the year. Cash received from option exercises under all share-based payment arrangements for the years ended December 31, 2023, 2022 and 2021 was $0.1 million, nil and nil, respectively.

The following summarizes information about share options that are outstanding at December 31, 2023:

	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
	Number	Remaining	Average	Number	Average
Range of	Outstanding at	Contractual	Exercise	Exercisable at	Exercise
Exercise Prices	December 31, 2023	Life in Years	Price	December 31, 2023	Price
$1.93 - $5.20	3,966,191	6.69	$1.97	2,129,841	$1.94
$8.60 - $12.90	43,473	0.50	$9.36	43,473	$9.36
$14.10 - $21.15	40,500	0.36	$16.54	40,500	$16.54
$31.10 - $42.7	5,000	2.75	$38.06	2,000	$31.1
	4,055,164	6.56	$2.24	2,215,814	$2.38

As of December 31, 2023, there was $6.2 million of total unrecognized compensation expense related to non-vested share options, which included $5.5 million expense expected to be recognized over a weighted-average period of 2.0 years, and $0.7 million related to non-probable performance condition options.